Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliated Companies [Abstract]
Investments in and Advances to Affiliates
7. Investments in and Advances to Affiliated Companies
At March 31, 2011 and 2010, investments in and advances to affiliated companies comprised the following:

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Investments in capital stock	¥23,206	¥21,688	$279,590
Advances	1,909	2,314	23,000

Total	¥25,115	¥24,002	$302,590

The investments in and advances to affiliated companies relate to 20% to 50% owned companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies.
Dividends received from affiliated companies were ¥469 million ($5,651 thousand), ¥329 million and ¥869 million during the years ended March 31, 2011, 2010 and 2009, respectively.
Trade notes and accounts receivable from affiliated companies at March 31, 2011 and 2010, were ¥17,271 million ($208,084 thousand) and ¥17,838 million, respectively.
Short-term loans receivable from affiliated companies at March 31, 2011 and 2010, were ¥723 million ($8,711 thousand) and ¥2,222 million, respectively.
Trade notes and accounts payable to affiliated companies at March 31, 2011 and 2010, were ¥10,359 million ($124,807 thousand) and ¥10,180 million, respectively.
Net sales for the years ended March 31, 2011, 2010 and 2009, included net sales to affiliated companies in the amounts of ¥42,673 million ($514,133 thousand), ¥37,058 million and ¥41,821 million, respectively.
Intercompany profits (losses) have been eliminated in the consolidated financial statements. As of March 31, 2011 and 2010, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥11,380 million ($137,108 thousand) and ¥9,379 million, respectively.
The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2011 and 2010.
Summarized financial information for affiliated companies at March 31, 2011 and 2010, and for the years ended March 31, 2011, 2010 and 2009, is as follows:

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Current assets	¥118,206	¥107,097	$1,424,169
Net property, plant and equipment—less accumulated depreciation	40,068	42,207	482,747
Investments and other assets	27,672	22,246	333,397

Total assets	¥185,946	¥171,550	$2,240,313

Current liabilities	¥87,471	¥79,894	$1,053,867
Noncurrent liabilities	38,923	35,156	468,952
Equity	59,552	56,500	717,494

Total liabilities and equity	¥185,946	¥171,550	$2,240,313

				Thousands of
	Millions of yen			U. S. dollars
	2011	2010	2009	2011
Net sales	¥208,959	¥168,418	¥205,798	$2,517,578

Net income	¥5,602	¥3,229	¥1,300	$67,494